Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Central Fund

June 30, 2021

TP1-QTLY-0821
1.816017.117

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.55% 12/1/33 (a)	$53,719,000	$53,216,286
3.8% 12/1/57 (a)	88,627,000	92,338,916
4.3% 2/15/30	13,106,000	15,148,246
4.45% 4/1/24	2,179,000	2,379,349
4.75% 5/15/46	10,000,000	12,145,257
4.9% 6/15/42	5,000,000	6,032,895
6.2% 3/15/40	7,609,000	10,291,989
Verizon Communications, Inc.:
2.987% 10/30/56	65,611,000	61,676,810
3% 3/22/27	5,629,000	6,057,535
3.15% 3/22/30	9,123,000	9,850,753
4.862% 8/21/46	27,196,000	35,185,884
5.012% 4/15/49	3,772,000	4,982,377
		309,306,297
Entertainment - 0.2%
NBCUniversal, Inc. 5.95% 4/1/41	6,541,000	9,417,886
The Walt Disney Co.:
3.6% 1/13/51	25,350,000	28,734,407
3.8% 5/13/60	25,000,000	29,470,593
		67,622,886
Media - 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	28,212,000	29,207,566
4.908% 7/23/25	18,965,000	21,485,656
5.375% 5/1/47	71,848,000	88,043,279
5.75% 4/1/48	11,687,000	14,874,522
6.484% 10/23/45	9,303,000	12,811,921
Comcast Corp.:
3.1% 4/1/25	2,517,000	2,719,427
3.3% 4/1/27	6,795,000	7,488,907
3.4% 4/1/30	6,970,000	7,693,802
3.75% 4/1/40	2,448,000	2,759,582
3.9% 3/1/38	5,001,000	5,754,581
4.65% 7/15/42	11,795,000	14,804,939
Discovery Communications LLC:
3.625% 5/15/30	14,753,000	16,095,228
4.65% 5/15/50	39,956,000	46,756,802
Fox Corp.:
3.666% 1/25/22	3,564,000	3,633,752
4.03% 1/25/24	6,266,000	6,788,033
4.709% 1/25/29	9,069,000	10,647,512
5.476% 1/25/39	8,943,000	11,561,055
5.576% 1/25/49	5,934,000	8,010,242
Time Warner Cable LLC:
4% 9/1/21	38,439,000	38,439,000
4.5% 9/15/42	19,701,000	21,898,581
5.5% 9/1/41	8,397,000	10,407,910
5.875% 11/15/40	7,566,000	9,786,990
6.55% 5/1/37	73,937,000	100,719,251
6.75% 6/15/39	10,675,000	14,860,837
7.3% 7/1/38	16,247,000	23,727,569
		530,976,944
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	25,540,000	28,221,700
3.875% 4/15/30	36,970,000	41,325,805
4.375% 4/15/40	5,513,000	6,462,890
4.5% 4/15/50	10,830,000	12,895,639
		88,906,034

TOTAL COMMUNICATION SERVICES		996,812,161

CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.4%
General Motors Financial Co., Inc.:
3.45% 4/10/22	1,250,000	1,273,015
4% 1/15/25	14,536,000	15,835,938
4.25% 5/15/23	9,840,000	10,457,974
4.375% 9/25/21	47,623,000	48,065,491
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	24,305,000	24,820,937
3.125% 5/12/23 (a)	21,172,000	22,108,200
		122,561,555
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	249,000	267,170
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	2,498,000	2,714,002
3.5% 7/1/27	7,113,000	7,882,144
3.6% 7/1/30	8,445,000	9,496,184
4.2% 4/1/50	4,263,000	5,136,632
		25,228,962
Household Durables - 0.1%
D.R. Horton, Inc. 2.6% 10/15/25	34,514,000	36,368,682
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	8,678,000	8,928,142
3% 11/19/24	19,745,000	21,009,146
		29,937,288
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	3,310,000	3,914,749
AutoZone, Inc.:
3.625% 4/15/25	4,758,000	5,207,250
4% 4/15/30	22,128,000	25,149,934
Lowe's Companies, Inc. 4.5% 4/15/30	16,112,000	19,059,457
O'Reilly Automotive, Inc. 4.2% 4/1/30	4,968,000	5,719,543
The Home Depot, Inc. 2.5% 4/15/27	3,139,000	3,345,223
		62,396,156
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 2.75% 3/27/27	6,632,000	7,148,022

TOTAL CONSUMER DISCRETIONARY		283,907,835

CONSUMER STAPLES - 2.0%
Beverages - 1.7%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	37,610,000	41,474,510
4.7% 2/1/36	46,768,000	57,073,337
4.9% 2/1/46	50,530,000	62,553,452
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,000,000	11,123,856
4.35% 6/1/40	10,000,000	11,902,400
4.5% 6/1/50	12,500,000	15,212,380
4.6% 6/1/60	10,000,000	12,309,705
4.75% 4/15/58	26,711,000	33,491,164
5.45% 1/23/39	23,200,000	30,597,792
5.55% 1/23/49	54,331,000	74,696,484
5.8% 1/23/59 (Reg. S)	55,947,000	80,777,242
Molson Coors Beverage Co.:
3% 7/15/26	48,345,000	51,772,254
5% 5/1/42	3,080,000	3,778,814
PepsiCo, Inc.:
2.625% 3/19/27	2,862,000	3,073,322
2.75% 3/19/30	18,600,000	20,030,385
The Coca-Cola Co.:
3.375% 3/25/27	24,531,000	27,324,447
3.45% 3/25/30	14,988,000	16,877,552
		554,069,096
Food & Staples Retailing - 0.2%
Sysco Corp.:
3.25% 7/15/27	11,011,000	11,921,346
6.6% 4/1/50	25,587,000	39,745,910
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	10,010,000	10,071,764
		61,739,020
Food Products - 0.1%
Archer Daniels Midland Co.:
2.75% 3/27/25	4,168,000	4,441,976
3.25% 3/27/30	6,931,000	7,673,728
General Mills, Inc. 2.875% 4/15/30	3,013,000	3,191,715
		15,307,419
Household Products - 0.0%
Kimberly-Clark Corp. 3.1% 3/26/30	1,764,000	1,949,884
Tobacco - 0.0%
Altria Group, Inc.:
5.375% 1/31/44	6,787,000	8,060,059
5.95% 2/14/49	2,618,000	3,347,702
		11,407,761

TOTAL CONSUMER STAPLES		644,473,180

ENERGY - 4.2%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	519,000	573,652
4.85% 11/15/35	7,402,000	8,712,295
		9,285,947
Oil, Gas & Consumable Fuels - 4.2%
Canadian Natural Resources Ltd. 3.8% 4/15/24	619,000	665,685
Columbia Pipeline Group, Inc. 4.5% 6/1/25	6,628,000	7,439,889
DCP Midstream Operating LP:
3.875% 3/15/23	14,468,000	15,010,550
4.95% 4/1/22	2,315,000	2,358,406
5.6% 4/1/44	13,506,000	14,856,668
6.45% 11/3/36 (a)	10,621,000	12,426,570
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	10,510,000	11,326,496
Enable Midstream Partners LP 3.9% 5/15/24 (b)	6,444,000	6,849,036
Enbridge, Inc.:
4% 10/1/23	13,445,000	14,349,839
4.25% 12/1/26	8,321,000	9,372,744
Energy Transfer LP:
3.75% 5/15/30	10,391,000	11,287,619
4.2% 9/15/23	5,509,000	5,892,436
4.25% 3/15/23	4,861,000	5,100,070
4.5% 4/15/24	6,244,000	6,798,031
4.95% 6/15/28	18,799,000	21,719,966
5% 5/15/50	23,229,000	26,848,402
5.25% 4/15/29	10,158,000	11,998,322
5.4% 10/1/47	6,651,000	7,879,754
5.8% 6/15/38	10,481,000	13,029,739
6% 6/15/48	26,826,000	33,908,269
6.25% 4/15/49	7,637,000	10,021,625
Enterprise Products Operating LP:
3.7% 2/15/26	8,600,000	9,513,530
3.75% 2/15/25	285,000	310,869
Hess Corp.:
4.3% 4/1/27	15,588,000	17,348,895
7.125% 3/15/33	4,791,000	6,494,512
7.3% 8/15/31	6,610,000	8,961,999
7.875% 10/1/29	20,178,000	27,507,798
Kinder Morgan Energy Partners LP:
5% 10/1/21	12,349,000	12,349,000
6.55% 9/15/40	1,645,000	2,312,379
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.2231% 9/9/22 (b)(c)	10,993,000	11,000,013
4.5% 7/15/23	9,347,000	9,996,951
4.8% 2/15/29	5,370,000	6,301,469
4.875% 12/1/24	12,572,000	14,068,739
5.5% 2/15/49	16,108,000	20,849,202
Occidental Petroleum Corp.:
2.9% 8/15/24	21,478,000	21,961,255
3.2% 8/15/26	2,889,000	2,910,668
3.5% 8/15/29	9,098,000	9,130,753
4.3% 8/15/39	1,326,000	1,266,330
4.4% 8/15/49	1,327,000	1,273,920
5.55% 3/15/26	26,200,000	28,951,000
6.2% 3/15/40	7,169,000	8,106,132
6.45% 9/15/36	15,883,000	18,989,715
6.6% 3/15/46	28,439,000	33,805,439
7.5% 5/1/31	29,749,000	37,483,740
Ovintiv Exploration, Inc. 5.625% 7/1/24	28,150,000	31,342,719
Ovintiv, Inc.:
5.15% 11/15/41	5,000,000	5,448,152
8.125% 9/15/30	13,383,000	18,238,245
Petroleos Mexicanos:
4.5% 1/23/26	24,688,000	24,963,271
5.35% 2/12/28	3,500,000	3,433,325
5.95% 1/28/31	7,064,000	6,836,186
6.35% 2/12/48	14,404,000	12,203,069
6.49% 1/23/27	37,360,000	39,321,400
6.5% 3/13/27	21,300,000	22,641,900
6.75% 9/21/47	102,130,000	89,619,075
6.84% 1/23/30	77,731,000	80,004,632
6.95% 1/28/60	18,760,000	16,579,150
7.69% 1/23/50	117,141,000	112,308,934
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	5,964,000	6,280,230
3.6% 11/1/24	6,641,000	7,113,615
3.65% 6/1/22	9,399,000	9,593,012
3.8% 9/15/30	15,976,000	17,095,248
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	8,880,000	9,069,967
Sabine Pass Liquefaction LLC 4.5% 5/15/30	33,855,000	39,070,431
Shell International Finance BV 4.375% 5/11/45	6,392,000	7,837,971
Southeast Supply Header LLC 4.25% 6/15/24 (a)	10,683,000	10,736,415
The Williams Companies, Inc.:
3.5% 11/15/30	36,437,000	39,768,629
3.7% 1/15/23	26,582,000	27,680,836
3.9% 1/15/25	4,336,000	4,741,442
4.3% 3/4/24	20,381,000	22,138,085
4.5% 11/15/23	6,265,000	6,782,103
4.55% 6/24/24	70,596,000	77,776,373
Western Gas Partners LP:
3.95% 6/1/25	3,918,000	4,070,998
4.5% 3/1/28	3,100,000	3,309,250
4.65% 7/1/26	9,376,000	10,005,880
4.75% 8/15/28	5,504,000	5,944,320
		1,331,989,287

TOTAL ENERGY		1,341,275,234

FINANCIALS - 18.8%
Banks - 7.9%
Bank of America Corp.:
3.004% 12/20/23 (b)	156,071,000	161,743,887
3.3% 1/11/23	32,511,000	33,933,356
3.419% 12/20/28 (b)	23,187,000	25,253,180
3.5% 4/19/26	34,343,000	37,834,271
3.705% 4/24/28 (b)	58,915,000	65,147,138
3.864% 7/23/24 (b)	46,066,000	49,118,256
3.95% 4/21/25	19,377,000	21,265,276
4.183% 11/25/27	22,749,000	25,487,920
4.2% 8/26/24	24,032,000	26,344,723
4.25% 10/22/26	20,189,000	22,796,681
4.271% 7/23/29 (b)	2,000,000	2,297,579
4.45% 3/3/26	3,182,000	3,614,099
Barclays PLC:
2.852% 5/7/26 (b)	34,514,000	36,463,101
4.375% 1/12/26	28,767,000	32,210,153
5.088% 6/20/30 (b)	35,020,000	40,815,372
5.2% 5/12/26	11,811,000	13,489,816
BB&T Corp. 3.95% 3/22/22	3,300,000	3,377,450
BNP Paribas SA 2.219% 6/9/26 (a)(b)	32,804,000	33,808,026
CIT Group, Inc. 3.929% 6/19/24 (b)	5,620,000	5,922,075
Citigroup, Inc.:
2.7% 10/27/22	88,772,000	91,352,840
3.142% 1/24/23 (b)	35,705,000	36,245,258
3.352% 4/24/25 (b)	23,697,000	25,250,404
3.875% 3/26/25	35,450,000	38,890,913
4.05% 7/30/22	34,759,000	36,112,876
4.3% 11/20/26	52,072,000	58,781,905
4.4% 6/10/25	11,010,000	12,296,180
4.412% 3/31/31 (b)	45,100,000	52,661,799
4.45% 9/29/27	69,500,000	79,403,476
5.5% 9/13/25	42,579,000	49,595,588
Citizens Financial Group, Inc. 2.638% 9/30/32	35,537,000	35,537,702
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	12,091,000	12,797,598
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	35,920,000	37,377,691
Discover Bank 4.2% 8/8/23	259,000	278,881
Fifth Third Bancorp 3.5% 3/15/22	1,167,000	1,189,742
HSBC Holdings PLC:
2.099% 6/4/26 (b)	25,000,000	25,691,671
4.25% 3/14/24	10,444,000	11,313,540
4.95% 3/31/30	6,013,000	7,256,556
5.25% 3/14/44	2,847,000	3,689,595
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	21,002,000	22,853,550
5.71% 1/15/26 (a)	35,725,000	40,409,807
JPMorgan Chase & Co.:
2.95% 10/1/26	63,807,000	68,661,250
2.956% 5/13/31 (b)	18,323,000	19,248,433
3.797% 7/23/24 (b)	12,224,000	13,025,022
3.875% 9/10/24	90,088,000	98,202,236
4.125% 12/15/26	146,208,000	165,378,195
4.203% 7/23/29 (b)	3,000,000	3,447,734
4.452% 12/5/29 (b)	46,000,000	53,790,360
NatWest Markets PLC 2.375% 5/21/23 (a)	37,687,000	38,998,999
Rabobank Nederland 4.375% 8/4/25	36,518,000	40,775,594
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	20,149,000	21,262,480
5.125% 5/28/24	125,085,000	138,917,919
6% 12/19/23	108,056,000	121,199,590
6.1% 6/10/23	49,671,000	54,427,895
6.125% 12/15/22	88,078,000	94,764,779
Societe Generale:
1.038% 6/18/25 (a)(b)	55,000,000	54,754,325
1.488% 12/14/26 (a)(b)	40,199,000	39,833,795
Synchrony Bank 3% 6/15/22	12,252,000	12,528,171
UniCredit SpA 6.572% 1/14/22 (a)	27,546,000	28,396,126
Wells Fargo & Co.:
2.406% 10/30/25 (b)	19,840,000	20,758,017
4.478% 4/4/31 (b)	60,800,000	71,864,726
Westpac Banking Corp. 4.11% 7/24/34 (b)	17,722,000	19,474,529
		2,499,620,106
Capital Markets - 5.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	27,065,000	29,364,906
4.25% 2/15/24	10,069,000	10,940,822
Ares Capital Corp.:
3.875% 1/15/26	54,729,000	58,627,971
4.2% 6/10/24	42,554,000	45,717,409
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	48,618,000	50,580,935
3.75% 3/26/25	24,390,000	26,455,988
3.8% 6/9/23	43,060,000	45,633,967
3.869% 1/12/29 (a)(b)	9,005,000	9,916,070
4.194% 4/1/31 (a)(b)	40,079,000	45,041,926
4.55% 4/17/26	5,038,000	5,706,099
Deutsche Bank AG 4.5% 4/1/25	67,655,000	73,064,952
Deutsche Bank AG New York Branch:
3.3% 11/16/22	46,720,000	48,400,518
5% 2/14/22	44,782,000	46,006,997
GE Capital Funding LLC 4.4% 5/15/30	25,000,000	29,133,312
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	253,904,000	255,902,108
3.2% 2/23/23	59,200,000	61,761,858
3.691% 6/5/28 (b)	21,000,000	23,186,279
3.75% 2/25/26	15,000,000	16,594,380
3.8% 3/15/30	67,720,000	76,110,147
4.25% 10/21/25	22,692,000	25,367,582
4.411% 4/23/39 (b)	3,000,000	3,652,606
5.15% 5/22/45	9,000,000	12,034,251
6.75% 10/1/37	30,816,000	44,873,413
Intercontinental Exchange, Inc. 3.75% 12/1/25	4,530,000	5,014,446
Moody's Corp.:
3.25% 1/15/28	10,681,000	11,705,384
3.25% 5/20/50	9,704,000	10,142,155
3.75% 3/24/25	21,924,000	24,034,313
4.875% 2/15/24	10,030,000	11,015,944
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1138% 7/22/22 (b)(c)	7,556,000	7,559,865
3.125% 1/23/23	122,810,000	128,043,422
3.125% 7/27/26	24,646,000	26,703,388
3.622% 4/1/31 (b)	41,803,000	46,662,779
3.7% 10/23/24	15,967,000	17,419,991
3.737% 4/24/24 (b)	90,600,000	95,819,083
4.1% 5/22/23	4,810,000	5,121,636
4.431% 1/23/30 (b)	54,318,000	63,600,441
4.875% 11/1/22	43,855,000	46,330,764
5% 11/24/25	102,478,000	118,144,420
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	25,500,000	27,913,169
State Street Corp.:
2.825% 3/30/23 (b)	2,834,000	2,886,984
2.901% 3/30/26 (b)	2,660,000	2,840,078
UBS Group AG 4.125% 9/24/25 (a)	17,678,000	19,722,105
		1,714,754,863
Consumer Finance - 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	28,486,000	29,789,504
3.3% 1/23/23	13,000,000	13,482,997
3.5% 5/26/22	1,625,000	1,663,922
4.125% 7/3/23	19,471,000	20,658,245
4.45% 4/3/26	15,328,000	16,833,386
4.875% 1/16/24	28,044,000	30,529,815
6.5% 7/15/25	15,770,000	18,496,838
Ally Financial, Inc.:
1.45% 10/2/23	9,655,000	9,798,717
3.05% 6/5/23	41,948,000	43,774,482
5.125% 9/30/24	9,461,000	10,658,513
5.8% 5/1/25	68,233,000	79,292,319
8% 11/1/31	11,577,000	16,636,708
Capital One Financial Corp.:
2.6% 5/11/23	31,704,000	32,918,250
3.65% 5/11/27	57,194,000	63,483,935
3.8% 1/31/28	29,870,000	33,647,808
Discover Financial Services:
3.85% 11/21/22	9,161,000	9,599,392
3.95% 11/6/24	41,289,000	44,999,374
4.1% 2/9/27	5,722,000	6,402,693
4.5% 1/30/26	23,106,000	26,085,395
5.2% 4/27/22	8,179,000	8,497,263
Ford Motor Credit Co. LLC:
4.063% 11/1/24	79,422,000	84,477,210
5.584% 3/18/24	30,750,000	33,677,400
5.596% 1/7/22	30,379,000	31,002,377
5.875% 8/2/21	23,012,000	23,129,361
Synchrony Financial:
2.85% 7/25/22	7,279,000	7,450,814
3.95% 12/1/27	37,530,000	41,835,037
4.25% 8/15/24	29,533,000	32,271,565
4.375% 3/19/24	24,886,000	27,086,002
5.15% 3/19/29	40,161,000	47,536,412
Toyota Motor Credit Corp.:
2.9% 3/30/23	32,287,000	33,723,680
3% 4/1/25	29,531,000	31,708,298
3.375% 4/1/30	9,583,000	10,744,270
		921,891,982
Diversified Financial Services - 0.7%
Brixmor Operating Partnership LP:
3.25% 9/15/23	20,478,000	21,512,389
3.85% 2/1/25	450,000	489,470
4.05% 7/1/30	22,047,000	24,667,461
4.125% 6/15/26	26,610,000	29,614,410
4.125% 5/15/29	24,028,000	26,919,318
Equitable Holdings, Inc. 3.9% 4/20/23	3,067,000	3,242,468
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	29,300,000	32,211,661
Pine Street Trust I 4.572% 2/15/29 (a)	27,943,000	31,999,806
Pine Street Trust II 5.568% 2/15/49 (a)	29,500,000	38,766,062
Voya Financial, Inc. 3.125% 7/15/24	12,649,000	13,460,767
		222,883,812
Insurance - 1.9%
AFLAC, Inc. 3.6% 4/1/30	9,937,000	11,193,908
AIA Group Ltd.:
3.2% 9/16/40 (a)	15,222,000	15,699,902
3.375% 4/7/30 (a)	30,867,000	34,003,995
American International Group, Inc.:
2.5% 6/30/25	50,600,000	53,395,661
3.4% 6/30/30	50,600,000	55,488,052
3.75% 7/10/25	40,830,000	44,992,690
4.875% 6/1/22	23,203,000	24,152,545
Aon PLC 4% 11/27/23	13,880,000	14,876,400
Five Corners Funding Trust II 2.85% 5/15/30 (a)	41,367,000	43,566,750
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (a)	4,626,000	5,152,917
4.25% 6/15/23 (a)	2,019,000	2,156,427
4.569% 2/1/29 (a)	27,600,000	32,240,877
Lincoln National Corp. 3.4% 1/15/31	34,132,000	37,272,194
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	19,688,000	23,077,415
4.75% 3/15/39	9,035,000	11,536,639
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	20,812,000	22,074,420
Metropolitan Life Global Funding I 3% 1/10/23 (a)	223,000	231,855
New York Life Insurance Co. 3.75% 5/15/50 (a)	7,429,000	8,295,809
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (a)	2,000	2,800
Pacific LifeCorp 5.125% 1/30/43 (a)	15,610,000	19,697,291
Progressive Corp. 3.2% 3/26/30	3,815,000	4,188,777
Prudential Financial, Inc. 4.5% 11/16/21	1,461,000	1,484,016
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	11,400,000	12,964,650
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (a)	16,941,000	17,475,016
4.9% 9/15/44 (a)	29,277,000	37,951,950
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	8,401,000	9,264,211
Unum Group:
3.875% 11/5/25	16,863,000	18,456,116
4% 3/15/24	600,000	646,749
4% 6/15/29	21,076,000	23,657,986
5.75% 8/15/42	29,395,000	36,729,871
		621,927,889

TOTAL FINANCIALS		5,981,078,652

HEALTH CARE - 1.7%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22	41,088,000	41,780,853
Health Care Providers & Services - 1.0%
Aetna, Inc. 2.75% 11/15/22	52,000	53,402
Centene Corp.:
2.45% 7/15/28	27,410,000	27,780,035
3.375% 2/15/30	17,480,000	18,272,194
4.25% 12/15/27	19,645,000	20,700,919
4.625% 12/15/29	30,530,000	33,575,978
Cigna Corp.:
3.05% 10/15/27	67,800,000	73,215,526
4.375% 10/15/28	29,050,000	33,786,087
4.8% 8/15/38	18,087,000	22,526,068
4.9% 12/15/48	18,071,000	23,272,616
CVS Health Corp.:
3% 8/15/26	2,965,000	3,198,010
3.625% 4/1/27	7,479,000	8,287,891
3.7% 3/9/23	1,686,000	1,775,579
3.875% 7/20/25	20,803,000	22,968,461
HCA Holdings, Inc. 4.75% 5/1/23	1,040,000	1,114,342
Toledo Hospital 5.325% 11/15/28	9,969,000	11,767,597
		302,294,705
Pharmaceuticals - 0.6%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	63,993,000	71,310,376
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	4,786,000	4,804,546
5.272% 8/28/23 (b)	15,106,000	16,247,863
5.9% 8/28/28 (b)	6,362,000	7,445,258
Mylan NV 4.55% 4/15/28	6,911,000	7,936,653
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	4,627,000	4,610,065
2.8% 7/21/23	5,108,000	5,090,071
Utah Acquisition Sub, Inc. 3.95% 6/15/26	12,375,000	13,631,510
Viatris, Inc.:
1.125% 6/22/22 (a)	13,597,000	13,693,960
1.65% 6/22/25 (a)	4,370,000	4,420,129
2.7% 6/22/30 (a)	22,216,000	22,464,416
3.85% 6/22/40 (a)	9,677,000	10,291,311
4% 6/22/50 (a)	16,712,000	17,673,426
Zoetis, Inc. 3.25% 2/1/23	2,327,000	2,416,699
		202,036,283

TOTAL HEALTH CARE		546,111,841

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (a)	9,575,000	10,407,111
The Boeing Co.:
5.805% 5/1/50	12,370,000	16,657,826
5.93% 5/1/60	12,640,000	17,454,053
		44,518,990
Industrial Conglomerates - 0.2%
3M Co.:
2.65% 4/15/25	1,885,000	2,008,159
3.05% 4/15/30	1,519,000	1,667,632
3.7% 4/15/50	1,875,000	2,209,342
General Electric Co.:
3.45% 5/1/27	5,953,000	6,543,949
3.625% 5/1/30	13,841,000	15,433,812
4.35% 5/1/50	17,470,000	21,126,259
		48,989,153
Machinery - 0.0%
Deere & Co.:
2.75% 4/15/25	3,746,000	3,996,451
3.1% 4/15/30	9,897,000	10,916,631
		14,913,082
Professional Services - 0.1%
Leidos, Inc.:
2.95% 5/15/23	16,357,000	17,009,808
3.625% 5/15/25	12,349,000	13,419,658
Thomson Reuters Corp. 3.85% 9/29/24	3,021,000	3,275,393
		33,704,859
Road & Rail - 0.0%
CSX Corp. 3.8% 4/15/50	5,875,000	6,691,836
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.25% 1/15/23	6,049,000	6,209,777
3% 9/15/23	4,193,000	4,383,027
3.375% 7/1/25	28,656,000	30,780,321
3.75% 2/1/22	22,536,000	22,840,644
3.875% 7/3/23	1,190,000	1,262,347
4.25% 2/1/24	28,366,000	30,757,576
4.25% 9/15/24	16,843,000	18,360,016
		114,593,708
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	7,614,000	7,789,848
3.95% 7/1/24 (a)	10,113,000	10,785,334
4.375% 5/1/26 (a)	21,306,000	23,159,396
5.25% 5/15/24 (a)	21,769,000	23,942,167
		65,676,745

TOTAL INDUSTRIALS		329,088,373

INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	22,400,000	24,300,940
5.85% 7/15/25	5,417,000	6,355,304
6.02% 6/15/26	7,709,000	9,254,855
6.1% 7/15/27	9,944,000	12,183,125
6.2% 7/15/30	8,607,000	11,067,314
		63,161,538
IT Services - 0.0%
MasterCard, Inc.:
3.3% 3/26/27	3,028,000	3,349,375
3.35% 3/26/30	4,213,000	4,737,815
		8,087,190
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom, Inc.:
1.95% 2/15/28 (a)	7,184,000	7,180,923
2.45% 2/15/31 (a)	61,131,000	60,073,101
2.6% 2/15/33 (a)	61,131,000	59,778,094
3.5% 2/15/41 (a)	49,365,000	50,501,818
3.75% 2/15/51 (a)	23,167,000	24,184,237
Micron Technology, Inc. 2.497% 4/24/23	30,060,000	31,070,621
		232,788,794
Software - 0.5%
Oracle Corp.:
2.5% 4/1/25	24,552,000	25,790,344
2.8% 4/1/27	24,552,000	26,035,788
2.95% 4/1/30	24,600,000	25,914,034
3.6% 4/1/40	24,550,000	25,894,309
3.6% 4/1/50	24,550,000	25,209,226
3.85% 4/1/60	24,600,000	26,118,602
		154,962,303
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	7,460,000	7,784,323

TOTAL INFORMATION TECHNOLOGY		466,784,148

MATERIALS - 0.1%
Chemicals - 0.1%
The Dow Chemical Co. 4.55% 11/30/25	13,459,000	15,322,655
REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	19,486,000	18,981,935
4.9% 12/15/30	17,745,000	21,617,853
American Homes 4 Rent 2.375% 7/15/31	3,169,000	3,121,877
Boston Properties, Inc.:
3.25% 1/30/31	16,564,000	17,737,450
3.85% 2/1/23	432,000	451,096
4.5% 12/1/28	18,628,000	21,710,926
Corporate Office Properties LP:
2.25% 3/15/26	7,272,000	7,471,230
2.75% 4/15/31	5,118,000	5,156,619
5% 7/1/25	16,822,000	18,939,151
Duke Realty LP:
3.25% 6/30/26	2,124,000	2,301,569
3.625% 4/15/23	6,176,000	6,461,719
3.75% 12/1/24	4,721,000	5,128,697
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	6,066,000	6,442,556
3.5% 8/1/26	6,318,000	6,939,913
Healthpeak Properties, Inc.:
3.25% 7/15/26	2,733,000	2,965,028
3.4% 2/1/25	912,000	979,544
3.5% 7/15/29	3,125,000	3,450,661
Hudson Pacific Properties LP 4.65% 4/1/29	37,205,000	42,782,250
Lexington Corporate Properties Trust:
2.7% 9/15/30	7,890,000	8,020,191
4.4% 6/15/24	8,117,000	8,810,604
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	22,119,000	22,071,921
3.375% 2/1/31	14,471,000	14,865,797
3.625% 10/1/29	26,970,000	28,887,537
4.375% 8/1/23	7,048,000	7,502,944
4.5% 1/15/25	12,446,000	13,592,627
4.5% 4/1/27	86,567,000	96,788,588
4.75% 1/15/28	28,933,000	32,607,722
4.95% 4/1/24	6,427,000	6,991,698
5.25% 1/15/26	28,200,000	32,160,435
Realty Income Corp. 3.25% 1/15/31	4,502,000	4,904,653
Regency Centers LP 3.7% 6/15/30	25,000,000	27,655,041
Retail Opportunity Investments Partnership LP:
4% 12/15/24	4,615,000	4,982,530
5% 12/15/23	3,475,000	3,755,760
Retail Properties America, Inc.:
4% 3/15/25	27,373,000	29,166,611
4.75% 9/15/30	42,235,000	46,787,291
SITE Centers Corp.:
3.625% 2/1/25	10,990,000	11,610,580
4.25% 2/1/26	15,247,000	16,509,919
Store Capital Corp.:
2.75% 11/18/30	8,515,000	8,571,329
4.625% 3/15/29	8,847,000	10,062,503
Ventas Realty LP:
3% 1/15/30	35,454,000	37,055,048
3.125% 6/15/23	6,476,000	6,741,729
3.5% 2/1/25	7,488,000	8,080,718
3.75% 5/1/24	7,900,000	8,475,619
4% 3/1/28	10,351,000	11,609,437
4.125% 1/15/26	7,649,000	8,547,189
4.375% 2/1/45	3,802,000	4,311,307
4.75% 11/15/30	41,973,000	49,921,968
VEREIT Operating Partnership LP:
2.2% 6/15/28	3,445,000	3,495,420
2.85% 12/15/32	4,238,000	4,427,089
3.4% 1/15/28	7,083,000	7,702,918
Vornado Realty LP 2.15% 6/1/26	7,918,000	8,024,362
Weingarten Realty Investors 3.375% 10/15/22	2,433,000	2,502,199
Welltower, Inc. 4% 6/1/25	4,568,000	5,034,904
WP Carey, Inc.:
3.85% 7/15/29	6,097,000	6,748,063
4% 2/1/25	26,847,000	29,278,582
4.6% 4/1/24	14,578,000	15,919,413
		846,822,320
Real Estate Management & Development - 0.8%
Brandywine Operating Partnership LP:
3.95% 2/15/23	26,303,000	27,421,241
3.95% 11/15/27	20,195,000	21,946,289
4.1% 10/1/24	23,803,000	25,812,090
4.55% 10/1/29	27,295,000	30,578,011
CBRE Group, Inc.:
2.5% 4/1/31	23,518,000	23,817,446
4.875% 3/1/26	19,900,000	23,008,614
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,687,163
Mid-America Apartments LP 4% 11/15/25	3,541,000	3,931,088
Post Apartment Homes LP 3.375% 12/1/22	3,720,000	3,839,052
Sun Communities Operating LP 2.7% 7/15/31	14,785,000	14,783,502
Tanger Properties LP:
3.125% 9/1/26	16,602,000	17,371,844
3.75% 12/1/24	39,488,000	42,086,057
3.875% 12/1/23	3,291,000	3,479,657
3.875% 7/15/27	28,881,000	31,127,542
		274,889,596

TOTAL REAL ESTATE		1,121,711,916

UTILITIES - 2.0%
Electric Utilities - 1.0%
Cleco Corporate Holdings LLC:
3.375% 9/15/29	15,724,000	16,234,178
3.743% 5/1/26	60,730,000	66,250,851
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128,000	1,433,944
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	10,574,000	10,387,885
2.775% 1/7/32 (a)(d)	19,219,000	19,366,921
5.9% 12/1/21 (a)	13,307,000	13,600,619
Eversource Energy 2.8% 5/1/23	435,000	450,814
Exelon Corp.:
4.05% 4/15/30	7,291,000	8,303,988
4.7% 4/15/50	3,246,000	4,100,073
FirstEnergy Corp.:
4.75% 3/15/23	80,559,000	85,034,151
7.375% 11/15/31	56,726,000	77,686,824
IPALCO Enterprises, Inc. 3.7% 9/1/24	9,552,000	10,276,920
		313,127,168
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	7,073,308	8,641,814
Independent Power and Renewable Electricity Producers - 0.5%
Emera U.S. Finance LP 3.55% 6/15/26	6,732,000	7,352,690
The AES Corp.:
1.375% 1/15/26 (a)	30,500,000	30,200,757
2.45% 1/15/31 (a)	23,885,000	23,632,079
3.3% 7/15/25 (a)	37,234,000	39,732,401
3.95% 7/15/30 (a)	32,477,000	35,513,600
		136,431,527
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	4,149,000	4,702,921
4.05% 4/15/25	53,700,000	59,625,226
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	3,290,000	3,615,645
3.95% 4/1/50	5,775,000	6,556,815
NiSource, Inc. 2.95% 9/1/29	40,740,000	43,153,599
Puget Energy, Inc.:
4.1% 6/15/30	14,579,000	16,316,262
6% 9/1/21	10,692,000	10,793,885
Sempra Energy:
2.875% 10/1/22	1,154,000	1,180,842
6% 10/15/39	5,386,000	7,454,066
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2684% 5/15/67 (b)(c)	12,629,000	11,596,072
		164,995,333

TOTAL UTILITIES		623,195,842

TOTAL NONCONVERTIBLE BONDS
(Cost $11,503,708,134)		12,349,761,837

U.S. Treasury Obligations - 24.1%
U.S. Treasury Bonds:
2.375% 5/15/51 (e)(f)(g)	$1,555,073,000	$1,660,283,408
3% 2/15/49	794,760,000	951,507,781
U.S. Treasury Notes:
1.125% 2/15/31 (h)	1,005,019,000	975,653,601
1.25% 4/30/28	2,172,413,000	2,179,201,764
1.625% 5/15/26	708,147,900	734,011,897
1.625% 5/15/31 (e)(g)(h)	288,699,000	293,119,703
2% 5/31/24	311,790,000	325,832,729
2.125% 7/31/24	245,203,000	257,539,776
2.125% 11/30/24	264,890,000	279,003,670
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,363,677,583)		7,656,154,329

U.S. Government Agency - Mortgage Securities - 24.3%
Fannie Mae - 5.0%
12 month U.S. LIBOR + 1.400% 1.652% 5/1/33 (b)(c)	2,204	2,294
12 month U.S. LIBOR + 1.440% 1.779% 4/1/37 (b)(c)	28,077	29,458
12 month U.S. LIBOR + 1.460% 2.016% 1/1/35 (b)(c)	21,738	22,760
12 month U.S. LIBOR + 1.480% 2.423% 7/1/34 (b)(c)	6,225	6,508
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (b)(c)	38,450	40,453
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (b)(c)	19,738	20,806
12 month U.S. LIBOR + 1.620% 2.107% 3/1/33 (b)(c)	30,590	31,956
12 month U.S. LIBOR + 1.630% 2.156% 9/1/36 (b)(c)	21,076	22,146
12 month U.S. LIBOR + 1.630% 2.253% 7/1/35 (b)(c)	131,252	137,774
12 month U.S. LIBOR + 1.630% 2.269% 5/1/35 (b)(c)	61,954	64,954
12 month U.S. LIBOR + 1.640% 1.897% 5/1/36 (b)(c)	60,291	63,416
12 month U.S. LIBOR + 1.640% 2.096% 6/1/47 (b)(c)	45,011	47,889
12 month U.S. LIBOR + 1.670% 2.173% 7/1/43 (b)(c)	521,584	547,005
12 month U.S. LIBOR + 1.670% 2.184% 11/1/36 (b)(c)	197,960	208,250
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (b)(c)	42,127	44,173
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (b)(c)	32,343	34,133
12 month U.S. LIBOR + 1.730% 2.053% 5/1/36 (b)(c)	82,780	87,401
12 month U.S. LIBOR + 1.730% 2.126% 3/1/40 (b)(c)	52,037	54,917
12 month U.S. LIBOR + 1.750% 2.028% 3/1/36 (b)(c)	102,333	108,107
12 month U.S. LIBOR + 1.750% 2.173% 7/1/35 (b)(c)	30,801	32,405
12 month U.S. LIBOR + 1.750% 2.411% 8/1/41 (b)(c)	56,186	59,234
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (b)(c)	92,251	97,141
12 month U.S. LIBOR + 1.800% 2.368% 12/1/40 (b)(c)	1,419,305	1,501,915
12 month U.S. LIBOR + 1.800% 2.695% 7/1/41 (b)(c)	35,515	37,381
12 month U.S. LIBOR + 1.810% 2.185% 12/1/39 (b)(c)	31,827	33,638
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (b)(c)	74,132	78,231
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (b)(c)	23,603	24,956
12 month U.S. LIBOR + 1.810% 2.617% 7/1/41 (b)(c)	35,907	37,949
12 month U.S. LIBOR + 1.820% 2.2% 2/1/35 (b)(c)	109,640	115,909
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (b)(c)	12,957	13,356
12 month U.S. LIBOR + 1.950% 2.283% 7/1/37 (b)(c)	91,741	97,632
6 month U.S. LIBOR + 1.310% 1.563% 5/1/34 (b)(c)	63,428	65,568
6 month U.S. LIBOR + 1.420% 1.535% 9/1/33 (b)(c)	91,463	94,334
6 month U.S. LIBOR + 1.500% 1.755% 1/1/35 (b)(c)	65,151	67,852
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (b)(c)	224	232
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (b)(c)	32,445	33,803
6 month U.S. LIBOR + 1.530% 1.785% 3/1/35 (b)(c)	33,591	35,026
6 month U.S. LIBOR + 1.550% 1.8% 10/1/33 (b)(c)	4,234	4,407
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (b)(c)	7,363	7,690
6 month U.S. LIBOR + 1.740% 1.99% 12/1/34 (b)(c)	1,085	1,137
6 month U.S. LIBOR + 1.960% 2.21% 9/1/35 (b)(c)	14,140	14,926
6 month U.S. LIBOR + 2.500% 2.75% 3/1/36 (b)(c)	51,807	54,596
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (b)(c)	19,903	21,046
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.363% 8/1/36 (b)(c)	286,301	303,459
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (b)(c)	57,018	60,070
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (b)(c)	48,469	50,994
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.557% 5/1/35 (b)(c)	26,753	28,238
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.667% 7/1/34 (b)(c)	76,186	80,195
2.5% 9/1/29 to 6/1/51	221,190,531	230,864,445
3% 7/1/27 to 4/1/51 (e)	442,306,294	467,676,924
3.25% 12/1/41	20,738	22,231
3.4% 7/1/42 to 9/1/42	376,779	403,911
3.5% 7/1/32 to 1/1/51	387,170,758	412,407,721
3.525% 5/1/42	11,633	12,684
3.65% 5/1/42 to 8/1/42	135,009	146,160
3.9% 4/1/42	31,230	34,334
4% 11/1/31 to 11/1/49	244,962,612	265,769,233
4.25% 11/1/41	91,281	100,505
4.5% to 4.5% 12/1/23 to 9/1/49	131,961,818	144,385,374
5% 1/1/22 to 3/1/45	28,452,839	32,099,863
5.255% 8/1/41 (b)	1,052,129	1,186,524
5.5% 9/1/21 to 5/1/49	14,096,444	16,025,037
6% to 6% 8/1/21 to 1/1/42	13,209,044	15,543,582
6.5% 3/1/22 to 4/1/37	732,675	832,727
6.602% 2/1/39 (b)	807,521	894,955
7% to 7% 12/1/22 to 7/1/37	802,559	911,261
7.5% to 7.5% 2/1/22 to 2/1/32	551,363	628,850
8% 8/1/29 to 3/1/37	9,564	11,602

TOTAL FANNIE MAE		1,594,585,643

Freddie Mac - 4.3%
12 month U.S. LIBOR + 1.320% 1.7% 1/1/36 (b)(c)	22,343	23,274
12 month U.S. LIBOR + 1.370% 1.812% 3/1/36 (b)(c)	85,210	89,051
12 month U.S. LIBOR + 1.500% 1.91% 3/1/36 (b)(c)	64,138	67,328
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (b)(c)	15,193	15,935
12 month U.S. LIBOR + 1.750% 2.179% 12/1/40 (b)(c)	681,791	719,736
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (b)(c)	252,354	266,058
12 month U.S. LIBOR + 1.750% 2.597% 7/1/41 (b)(c)	179,766	189,454
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (b)(c)	6,510	6,889
12 month U.S. LIBOR + 1.800% 2.05% 5/1/35 (b)(c)	120,574	127,349
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (b)(c)	30,374	32,128
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (b)(c)	9,245	9,768
12 month U.S. LIBOR + 1.880% 2.481% 9/1/41 (b)(c)	28,676	30,233
12 month U.S. LIBOR + 1.890% 2.509% 10/1/42 (b)(c)	91,161	96,608
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (b)(c)	41,792	44,233
12 month U.S. LIBOR + 1.910% 2.195% 5/1/41 (b)(c)	52,778	55,868
12 month U.S. LIBOR + 1.910% 2.426% 6/1/41 (b)(c)	54,897	58,107
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (b)(c)	14,406	15,251
12 month U.S. LIBOR + 1.920% 2.92% 6/1/36 (b)(c)	16,898	17,932
12 month U.S. LIBOR + 2.020% 2.32% 4/1/38 (b)(c)	46,330	48,877
12 month U.S. LIBOR + 2.030% 2.567% 3/1/33 (b)(c)	979	1,029
12 month U.S. LIBOR + 2.040% 2.879% 7/1/36 (b)(c)	42,584	45,139
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (b)(c)	57,546	61,145
6 month U.S. LIBOR + 1.120% 1.375% 8/1/37 (b)(c)	26,417	27,188
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (b)(c)	3,057	3,197
6 month U.S. LIBOR + 1.650% 1.905% 4/1/35 (b)(c)	106,474	111,252
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (b)(c)	9,406	9,891
6 month U.S. LIBOR + 1.840% 2.095% 2/1/37 (b)(c)	14,312	15,092
6 month U.S. LIBOR + 1.880% 2.135% 10/1/36 (b)(c)	98,171	103,104
6 month U.S. LIBOR + 1.990% 2.247% 10/1/35 (b)(c)	36,174	38,071
6 month U.S. LIBOR + 2.020% 2.269% 6/1/37 (b)(c)	20,251	21,363
6 month U.S. LIBOR + 2.680% 2.935% 10/1/35 (b)(c)	52,469	55,493
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.162% 6/1/33 (b)(c)	76,238	80,174
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.369% 1/1/35 (b)(c)	4,893	5,174
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.389% 6/1/33 (b)(c)	130,969	137,511
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.618% 3/1/35 (b)(c)	265,496	280,116
2.5% 10/1/29 to 11/1/50	258,365,954	269,089,379
3% 6/1/31 to 6/1/50	483,115,609	510,970,805
3.5% 6/1/27 to 4/1/50	252,973,277	271,094,326
3.5% 8/1/47	19,344,307	20,636,505
4% 6/1/33 to 1/1/49	199,296,096	216,538,773
4% 4/1/48	97,875	104,342
4.5% 6/1/25 to 12/1/48	57,721,171	63,584,399
5% 8/1/33 to 7/1/41	16,537,875	18,789,432
5.5% 6/1/22	11,593	11,750
6% 12/1/21 to 12/1/37	1,261,249	1,470,540
6.5% 9/1/21 to 9/1/39	2,116,687	2,484,266
7% 3/1/26 to 9/1/36	472,341	548,209
7.5% 4/1/22 to 6/1/32	125,626	143,155
8% 7/1/24 to 4/1/32	19,719	22,472
8.5% 5/1/22 to 1/1/28	10,029	11,260

TOTAL FREDDIE MAC		1,378,408,631

Ginnie Mae - 7.7%
3% 5/15/42 to 11/20/50	302,889,659	317,015,223
3.5% 9/20/40 to 5/20/50	134,991,729	145,377,656
4% 7/15/39 to 6/20/49	270,248,583	290,270,134
4.5% 6/20/33 to 8/15/41	39,580,254	44,176,189
5.5% 7/15/33 to 9/15/39	1,369,249	1,580,882
6% to 6% 10/15/30 to 5/15/40	1,400,686	1,633,569
7% to 7% 11/15/22 to 3/15/33	1,348,889	1,548,020
7.5% to 7.5% 2/15/22 to 9/15/31	249,003	274,303
8% 11/15/21 to 11/15/29	38,914	42,306
8.5% 11/15/21 to 11/15/31	39,252	45,681
9% 1/15/23	58	60
2% 7/1/51 (d)	28,550,000	29,086,038
2% 7/1/51 (d)	19,000,000	19,356,733
2% 7/1/51 (d)	47,800,000	48,697,464
2% 7/1/51 (d)	114,700,000	116,853,538
2% 7/1/51 (d)	66,900,000	68,156,074
2% 7/1/51 (d)	55,050,000	56,083,586
2% 7/1/51 (d)	27,500,000	28,016,324
2% 7/1/51 (d)	37,200,000	37,898,445
2% 7/1/51 (d)	22,500,000	22,922,447
2% 7/1/51 (d)	97,775,000	99,610,765
2% 7/1/51 (d)	9,800,000	9,983,999
2% 7/1/51 (d)	12,100,000	12,327,182
2% 8/1/51 (d)	36,650,000	37,270,829
2% 8/1/51 (d)	66,850,000	67,982,399
2% 8/1/51 (d)	67,100,000	68,236,634
2.5% 1/20/51 to 3/20/51	185,819,104	192,548,039
2.5% 7/1/51 (d)	28,850,000	29,856,983
2.5% 7/1/51 (d)	40,400,000	41,810,126
2.5% 7/1/51 (d)	29,675,000	30,710,779
2.5% 7/1/51 (d)	28,325,000	29,313,659
2.5% 7/1/51 (d)	5,750,000	5,950,699
2.5% 7/1/51 (d)	7,050,000	7,296,074
2.5% 8/1/51 (d)	22,750,000	23,502,302
3% 7/1/51 (d)	17,700,000	18,465,056
3% 7/1/51 (d)	28,100,000	29,314,580
3% 7/1/51 (d)	10,700,000	11,162,491
3% 7/1/51 (d)	8,925,000	9,310,770
3% 7/1/51 (d)	8,225,000	8,580,513
3% 7/1/51 (d)	25,600,000	26,706,522
3% 7/1/51 (d)	25,575,000	26,680,441
3% 7/1/51 (d)	21,000,000	21,907,694
3% 8/1/51 (d)	30,550,000	31,853,770
3% 8/1/51 (d)	13,100,000	13,659,063
3% 8/1/51 (d)	22,250,000	23,199,554
3% 8/1/51 (d)	13,350,000	13,919,733
3.5% 7/1/51 (d)	5,900,000	6,197,027
3.5% 7/1/51 (d)	16,200,000	17,015,565
3.5% 7/1/51 (d)	19,450,000	20,429,181
3.5% 7/1/51 (d)	32,200,000	33,821,061
3.5% 7/1/51 (d)	30,550,000	32,087,994
3.5% 7/1/51 (d)	18,200,000	19,116,252
3.5% 7/1/51 (d)	5,000,000	5,251,718
3.5% 7/1/51 (d)	9,575,000	10,057,039
3.5% 7/1/51 (d)	32,375,000	34,004,871
3.5% 7/1/51 (d)	10,800,000	11,343,710
3.5% 7/1/51 (d)	21,550,000	22,634,902
3.5% 7/1/51 (d)	10,800,000	11,343,710
3.5% 7/1/51 (d)	21,500,000	22,582,385
3.5% 8/1/51 (d)	2,600,000	2,732,315
3.5% 8/1/51 (d)	4,350,000	4,571,373
3.5% 8/1/51 (d)	8,150,000	8,564,757
3.5% 8/1/51 (d)	13,550,000	14,239,565
3.5% 8/1/51 (d)	16,500,000	17,339,692
5% 12/15/32 to 4/20/48	18,221,703	20,455,969
6.5% 3/20/31 to 6/15/37	188,902	221,006

TOTAL GINNIE MAE		2,434,205,420

Uniform Mortgage Backed Securities - 7.3%
1.5% 7/1/36 (d)	28,600,000	28,929,323
1.5% 7/1/36 (d)	28,000,000	28,322,414
1.5% 7/1/36 (d)	19,000,000	19,218,781
1.5% 8/1/36 (d)	18,900,000	19,083,668
1.5% 8/1/36 (d)	28,200,000	28,474,045
2% 7/1/36 (d)	15,400,000	15,880,469
2% 7/1/51 (d)	49,850,000	50,368,709
2% 7/1/51 (d)	29,950,000	30,261,642
2% 7/1/51 (d)	67,175,000	67,873,983
2% 7/1/51 (d)	67,850,000	68,556,006
2% 7/1/51 (d)	72,275,000	73,027,050
2% 7/1/51 (d)	35,200,000	35,566,270
2% 7/1/51 (d)	40,500,000	40,921,419
2% 7/1/51 (d)	48,700,000	49,206,743
2% 7/1/51 (d)	60,700,000	61,331,608
2% 7/1/51 (d)	32,000,000	32,332,973
2% 7/1/51 (d)	16,950,000	17,126,372
2% 7/1/51 (d)	30,100,000	30,413,203
2% 7/1/51 (d)	30,150,000	30,463,723
2% 7/1/51 (d)	30,550,000	30,867,885
2% 7/1/51 (d)	71,650,000	72,395,547
2% 7/1/51 (d)	73,150,000	73,911,155
2% 8/1/51 (d)	81,200,000	81,883,152
2% 8/1/51 (d)	81,400,000	82,084,834
2% 8/1/51 (d)	59,900,000	60,403,951
2% 8/1/51 (d)	97,350,000	98,169,025
2% 8/1/51 (d)	99,550,000	100,387,534
2.5% 7/1/51 (d)	19,450,000	20,117,073
2.5% 7/1/51 (d)	33,600,000	34,752,372
2.5% 7/1/51 (d)	20,100,000	20,789,366
2.5% 7/1/51 (d)	88,975,000	92,026,558
2.5% 7/1/51 (d)	64,500,000	66,712,144
2.5% 7/1/51 (d)	3,175,000	3,283,892
2.5% 7/1/51 (d)	35,500,000	36,717,536
2.5% 7/1/51 (d)	38,700,000	40,027,286
2.5% 7/1/51 (d)	11,450,000	11,842,698
2.5% 7/1/51 (d)	80,250,000	83,002,318
2.5% 7/1/51 (d)	73,175,000	75,684,668
2.5% 7/1/51 (d)	3,700,000	3,826,898
2.5% 7/1/51 (d)	3,700,000	3,826,898
2.5% 8/1/51 (d)	64,350,000	66,431,311
2.5% 8/1/51 (d)	76,350,000	78,819,434
3% 7/1/51 (d)	8,400,000	8,757,002
3% 7/1/51 (d)	22,650,000	23,612,630
3% 7/1/51 (d)	122,925,000	128,149,337
3.5% 7/1/51 (d)	36,600,000	38,521,482
3.5% 7/1/51 (d)	24,250,000	25,523,113
3.5% 7/1/51 (d)	26,700,000	28,101,737
3.5% 7/1/51 (d)	25,400,000	26,733,487
3.5% 7/1/51 (d)	21,100,000	22,207,739
3.5% 8/1/51 (d)	20,250,000	21,325,771
3.5% 8/1/51 (d)	27,950,000	29,434,830

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,317,689,064

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,652,492,832)		7,724,888,758

Asset-Backed Securities - 7.0%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$11,037,800	$10,597,841
Series 2019-1 Class A, 3.844% 5/15/39 (a)	16,853,888	16,702,742
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	25,971,671	25,394,960
Class B, 4.458% 10/16/39 (a)	4,664,187	3,838,598
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	9,684,000	9,697,903
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 7/22/32 (a)(b)(c)	39,181,000	39,183,978
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.5638% 10/15/31 (a)(b)(c)	20,562,000	20,599,423
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.4356% 1/17/32 (a)(b)(c)	28,570,000	28,547,115
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 0.99% 4/20/34 (a)(b)(c)	43,014,000	43,013,570
Ajax Mortgage Loan Trust Series 2021-C Class A, 2.115% 1/25/61 (a)	6,449,088	6,440,007
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.5183% 1/20/33 (a)(b)(c)	13,523,000	13,545,124
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 0% 7/20/34 (a)(b)(c)	21,007,000	21,049,077
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	12,478,329	12,328,811
Class B, 4.335% 1/16/40 (a)	2,108,877	1,479,857
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 10/15/32 (a)(b)(c)	24,769,000	24,778,487
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.4558% 1/15/33 (a)(b)(c)	27,270,000	27,306,569
Ares LV CLO Ltd.:
Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.8838% 4/15/31 (a)(b)(c)	25,273,000	25,273,000
Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 0% 7/15/34 (a)(b)(c)	26,517,000	26,517,000
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.6679% 4/15/34 (a)(b)(c)	29,947,000	29,952,331
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4398% 4/17/33 (a)(b)(c)	60,917,000	61,144,708
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.5838% 10/15/32 (a)(b)(c)	32,674,000	32,712,457
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.444% 1/20/32 (a)(b)(c)	28,600,000	28,601,459
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5198% 1/17/33 (a)(b)(c)	12,008,000	12,032,797
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	34,224,407	34,158,480
Class AA, 2.487% 12/16/41 (a)(b)	5,345,438	5,379,305
Series 2021-1A Class A, 2.443% 7/15/46 (a)	38,632,000	38,855,447
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.047% 5/25/29 (b)(c)	1,016,164	1,017,253
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 1.0258% 7/25/29 (b)(c)	618,974	620,485
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1738% 4/15/29 (a)(b)(c)	28,924,000	28,845,616
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	22,973,000	22,971,047
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	28,194,372	28,155,757
Class B, 5.095% 4/15/39 (a)	12,004,750	11,491,423
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	23,618,253	23,533,558
Series 2021-1A Class A, 3.474% 1/15/46 (a)	8,188,351	8,328,660
Cedar Funding Ltd. Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.5283% 10/20/32 (a)(b)(c)	21,046,000	21,087,776
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.4458% 10/25/32 (a)(b)(c)	16,250,000	16,255,736
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.2383% 4/20/34 (a)(b)(c)	26,059,000	26,082,505
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.8883% 7/20/31 (a)(b)(c)	26,897,000	27,002,356
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	1,507,221	1,508,448
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 0.486% 9/28/30 (b)(c)	546,370	544,797
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3474% 4/20/34 (a)(b)(c)	28,400,000	28,334,055
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.534% 1/20/34 (a)(b)(c)	37,850,000	37,890,727
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	13,829,531	13,953,011
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	95,961	96,042
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	15,129,765	15,315,559
Class A2II, 4.03% 11/20/47 (a)	25,540,065	27,202,212
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.4938% 7/15/32 (a)(b)(c)	22,460,000	22,461,078
Dryden CLO, Ltd.:
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.5183% 10/20/32 (a)(b)(c)	9,296,000	9,309,535
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4573% 1/18/32 (a)(b)(c)	12,000,000	12,010,080
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5338% 10/15/32 (a)(b)(c)	23,943,000	23,961,388
Dryden Senior Loan Fund Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3698% 4/17/33 (a)(b)(c)	20,000,000	20,020,900
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 3 month U.S. LIBOR + 1.650% 1.8338% 10/15/30 (a)(b)(c)	28,000,000	28,043,876
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5538% 10/15/32 (a)(b)(c)	29,400,000	29,439,308
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4338% 1/15/34 (a)(b)(c)	6,000,000	6,004,644
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (a)	23,500,000	23,498,017
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (a)(b)	17,677,817	17,685,911
Flatiron CLO Ltd.:
Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.4759% 11/16/32 (a)(b)(c)	27,566,000	27,599,851
Series 2021-1A Class A1, 3 month U.S. LIBOR + 1.110% 1.11% 7/19/34 (a)(b)(c)	19,090,000	19,091,890
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4553% 11/20/33 (a)(b)(c)	27,700,000	27,742,492
Ford Credit Floorplan Master Owner Trust Series 2019-3 Class A1, 2.23% 9/15/24	12,531,000	12,826,692
GMF Floorplan Owner Revolving Trust Series 2018-4 Class A2, 1 month U.S. LIBOR + 0.410% 0.4829% 9/15/23 (a)(b)(c)	9,862,000	9,869,170
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	12,541,321	12,724,962
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	14,577,864	14,333,669
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	22,374,000	22,898,424
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.120% 1.2165% 7/25/33 (b)(c)	1,064,584	1,066,524
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4484% 1/15/33 (a)(b)(c)	13,900,000	13,917,472
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.3358% 4/19/34 (a)(b)(c)	30,470,000	30,549,252
Madison Park Funding Ltd. Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.4838% 7/15/32 (a)(b)(c)	32,392,000	32,401,394
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC:
Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.8338% 7/15/31 (a)(b)(c)	30,270,000	30,270,000
Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.12% 7/15/34 (a)(b)(c)	19,039,000	19,039,000
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.3879% 1/22/31 (a)(b)(c)	7,913,000	7,913,166
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5138% 10/15/32 (a)(b)(c)	13,483,000	13,520,658
Magnetite XXI Ltd.:
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5138% 1/15/33 (a)(b)(c)	91,626,000	91,702,508
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.2083% 4/20/34 (a)(b)(c)	25,147,000	25,176,749
Magnetite XXIII, Ltd. Series 2019-23A Class A, 3 month U.S. LIBOR + 1.300% 1.4758% 10/25/32 (a)(b)(c)	16,300,000	16,323,211
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.0944% 1/15/34 (a)(b)(c)	26,100,000	26,089,560
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	3,650,234	3,668,663
Series 2020-1A Class A, 2.24% 3/15/30 (a)	1,182,414	1,184,476
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2583% 10/20/30 (a)(b)(c)	28,992,000	28,924,652
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.077% 8/10/23 (a)(b)(c)	50,000,000	50,475,150
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	22,196,167	22,171,906
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.6915% 7/26/66 (a)(b)(c)	574,270	576,056
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4898% 7/17/32 (a)(b)(c)	29,962,000	29,962,000
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3365% 1/25/36 (b)(c)	1,970,156	1,974,008
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	21,343,965	21,584,511
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	22,798,904	22,352,433
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (a)	368,357	368,816
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	7,187,290	7,210,469
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.12% 4/20/34 (a)(b)(c)	35,857,000	35,889,271
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	23,459,831	23,337,377
Class B, 4.335% 3/15/40 (a)	2,308,845	2,020,370
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	28,285,000	29,680,723
1.884% 7/15/50 (a)	10,516,000	10,651,276
2.328% 7/15/52 (a)	8,041,000	8,339,201
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.5889% 12/15/27 (a)(b)(c)	899,289	896,723
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	5,635,972	5,670,493
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (a)	9,700,000	9,803,111
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 1/15/34 (a)(b)(c)	16,800,000	16,818,715
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.1653% 4/19/34 (a)(b)(c)	15,000,000	15,005,895
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.1892% 4/20/33 (a)(b)(c)	22,750,000	22,721,858
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1883% 1/20/29 (a)(b)(c)	19,234,000	19,243,482
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9515% 9/25/34 (b)(c)	63,433	59,219
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	36,209,730	36,022,120
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	34,503,378	34,206,425
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.7218% 3/25/58 (a)(b)	1,221,425	1,286,369
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7543% 4/6/42 (a)(b)(c)	3,641,000	2,453,433
Upstart Securitization Trust Series 2021-2 Class A, 0.91% 6/20/31 (a)	33,686,318	33,710,696
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 1.8836% 7/16/31 (a)(b)(c)	30,608,000	30,615,254
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4583% 7/20/32 (a)(b)(c)	31,233,000	31,234,124
Voya CLO Ltd./Voya CLO LLC:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7898% 7/19/31 (a)(b)(c)	27,900,000	27,906,250
Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4883% 10/20/31 (a)(b)(c)	36,700,000	36,714,680
TOTAL ASSET-BACKED SECURITIES
(Cost $2,209,468,683)		2,211,599,655

Collateralized Mortgage Obligations - 1.2%
Private Sponsor - 0.4%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	18,664,096	18,665,962
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	22,096,111	22,087,111
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5434% 2/20/49 (b)(c)	6,282,345	6,334,571
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	9,000,000	9,175,968
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	6,734,104	6,746,580
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	21,192,515	22,145,089
Series 2020-1A Class A1B, 3.5% 10/25/59 (a)	14,493,903	15,353,620
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	431,456	431,631
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (a)	8,898,747	8,773,007
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.0386% 7/20/34 (b)(c)	16,045	15,707
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.756% 1/21/70 (a)(b)(c)	8,509,000	8,517,501
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.7315% 9/25/43 (b)(c)	1,035,127	1,014,046

TOTAL PRIVATE SPONSOR		119,260,793

U.S. Government Agency - 0.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.8915% 2/25/32 (b)(c)	10,191	10,358
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.0825% 3/18/32 (b)(c)	18,484	18,882
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.0915% 4/25/32 (b)(c)	21,023	21,508
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.0915% 10/25/32 (b)(c)	27,126	27,737
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.8415% 1/25/32 (b)(c)	9,930	10,073
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 8.0085% 12/25/33 (b)(i)(j)	343,536	89,013
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5885% 11/25/36 (b)(i)(j)	251,984	50,854
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 0.3915% 1/25/43 (b)(c)	1,058,423	1,059,559
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 0.4415% 5/25/47 (b)(c)	2,190,861	2,196,427
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 0.3915% 5/25/48 (b)(c)	1,263,191	1,263,782
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 0.3915% 6/25/48 (b)(c)	3,474,179	3,473,436
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	2,435	2,511
Series 1993-207 Class H, 6.5% 11/25/23	66,761	70,362
Series 1996-28 Class PK, 6.5% 7/25/25	24,147	25,514
Series 1999-17 Class PG, 6% 4/25/29	126,511	139,675
Series 1999-32 Class PL, 6% 7/25/29	136,693	151,453
Series 1999-33 Class PK, 6% 7/25/29	101,729	112,876
Series 1999-54 Class PH, 6.5% 11/18/29	262,508	276,910
Series 1999-57 Class PH, 6.5% 12/25/29	399,769	451,712
Series 2001-52 Class YZ, 6.5% 10/25/31	13,927	16,081
Series 2003-28 Class KG, 5.5% 4/25/23	30,824	31,802
Series 2005-102 Class CO 11/25/35 (k)	63,723	59,114
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.3121% 8/25/35 (b)(j)	17,508	23,326
Series 2005-81 Class PC, 5.5% 9/25/35	177,261	196,386
Series 2006-12 Class BO 10/25/35 (k)	308,977	286,997
Series 2006-15 Class OP 3/25/36 (k)	354,411	325,469
Series 2006-37 Class OW 5/25/36 (k)	31,958	28,785
Series 2006-45 Class OP 6/25/36 (k)	109,953	99,473
Series 2006-62 Class KP 4/25/36 (k)	182,836	168,223
Series 2012-149:
Class DA, 1.75% 1/25/43	483,226	494,058
Class GA, 1.75% 6/25/42	522,462	534,706
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	28,491	32,111
Series 1999-25 Class Z, 6% 6/25/29	110,726	123,982
Series 2001-20 Class Z, 6% 5/25/31	138,578	154,494
Series 2001-31 Class ZC, 6.5% 7/25/31	67,769	76,852
Series 2002-16 Class ZD, 6.5% 4/25/32	44,967	52,061
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.4585% 11/25/32 (b)(i)(j)	160,786	21,307
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	275,611	15,832
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.5485% 12/25/36 (b)(i)(j)	170,803	42,672
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.3485% 5/25/37 (b)(i)(j)	94,587	20,711
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.541% 9/25/23 (b)(j)	3,148	3,583
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 8.0085% 3/25/33 (b)(i)(j)	23,282	5,138
Series 2005-72 Class ZC, 5.5% 8/25/35	1,434,939	1,614,553
Series 2005-79 Class ZC, 5.9% 9/25/35	765,309	869,179
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 40.071% 6/25/37 (b)(j)	81,234	166,523
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 39.051% 7/25/37 (b)(j)	123,146	252,552
Class SB, 39.600% - 1 month U.S. LIBOR 39.051% 7/25/37 (b)(j)	37,908	69,291
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.2585% 3/25/38 (b)(i)(j)	612,891	124,355
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.9585% 12/25/40 (b)(i)(j)	604,867	112,506
Class ZA, 4.5% 12/25/40	313,324	346,687
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	298,725	15,190
Series 2010-150 Class ZC, 4.75% 1/25/41	2,722,647	3,052,203
Series 2010-95 Class ZC, 5% 9/25/40	5,682,817	6,341,801
Series 2011-39 Class ZA, 6% 11/25/32	426,324	487,841
Series 2011-4 Class PZ, 5% 2/25/41	869,144	1,051,396
Series 2011-67 Class AI, 4% 7/25/26 (i)	91,989	4,493
Series 2011-83 Class DI, 6% 9/25/26 (i)	30,907	740
Series 2012-100 Class WI, 3% 9/25/27 (i)	1,603,134	129,291
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5585% 12/25/30 (b)(i)(j)	395,324	34,876
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.4585% 6/25/41 (b)(i)(j)	442,103	34,787
Series 2013-133 Class IB, 3% 4/25/32 (i)	830,975	42,124
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.9585% 1/25/44 (b)(i)(j)	488,329	90,871
Series 2013-51 Class GI, 3% 10/25/32 (i)	410,201	29,688
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.6285% 6/25/35 (b)(i)(j)	489,854	90,833
Series 2015-42 Class IL, 6% 6/25/45 (i)	2,659,962	515,782
Series 2015-70 Class JC, 3% 10/25/45	2,953,619	3,119,629
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	1,395,207	273,288
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 6.1085% 10/25/47 (b)(i)(j)	18,186,681	3,133,440
Series 2018-3 Class SB, 6.150% - 1 month U.S. LIBOR 6.0585% 2/25/48 (b)(i)(j)	44,286,112	7,802,699
Series 2018-44 Class SA, 6.200% - 1 month U.S. LIBOR 6.1085% 6/25/48 (b)(i)(j)	11,188,554	1,689,900
Series 2019-67 Class SA, 6.050% - 1 month U.S. LIBOR 5.9585% 11/25/49 (b)(i)(j)	34,761,961	6,511,169
Series 2019-82 Class PI, 4% 6/25/49 (i)	12,579,577	1,404,551
Series 2020-13 Class A/S, 6.200% - 1 month U.S. LIBOR 6.1085% 8/25/48 (b)(i)(j)	15,561,870	2,350,438
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	92,652	16,793
Series 343 Class 16, 5.5% 5/25/34 (i)	80,933	13,230
Series 348 Class 14, 6.5% 8/25/34 (b)(i)	58,733	13,020
Series 351:
Class 12, 5.5% 4/25/34 (b)(i)	34,355	6,253
Class 13, 6% 3/25/34 (i)	51,847	9,499
Series 359 Class 19, 6% 7/25/35 (b)(i)	29,985	6,016
Series 384 Class 6, 5% 7/25/37 (i)	376,046	66,063
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.8729% 1/15/32 (b)(c)	8,723	8,864
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 0.9729% 3/15/32 (b)(c)	11,285	11,507
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.0729% 3/15/32 (b)(c)	11,661	11,921
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 0.9729% 6/15/31 (b)(c)	20,482	20,864
Class FG, 1 month U.S. LIBOR + 0.900% 0.9729% 3/15/32 (b)(c)	6,325	6,448
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 0.4229% 8/15/47 (b)(c)	1,177,576	1,180,968
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3229% 5/15/37 (b)(c)	465,855	467,320
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	148,516	164,958
Series 2101 Class PD, 6% 11/15/28	12,557	13,946
Series 2121 Class MG, 6% 2/15/29	57,634	63,913
Series 2131 Class BG, 6% 3/15/29	436,618	485,696
Series 2137 Class PG, 6% 3/15/29	67,152	74,770
Series 2154 Class PT, 6% 5/15/29	111,516	124,174
Series 2162 Class PH, 6% 6/15/29	23,335	25,806
Series 2520 Class BE, 6% 11/15/32	164,651	188,027
Series 2693 Class MD, 5.5% 10/15/33	407,893	462,253
Series 2802 Class OB, 6% 5/15/34	174,317	194,955
Series 3002 Class NE, 5% 7/15/35	449,039	499,243
Series 3110 Class OP 9/15/35 (k)	174,446	168,502
Series 3119 Class PO 2/15/36 (k)	421,729	385,786
Series 3121 Class KO 3/15/36 (k)	63,517	58,673
Series 3123 Class LO 3/15/36 (k)	239,838	220,073
Series 3145 Class GO 4/15/36 (k)	237,335	218,999
Series 3189 Class PD, 6% 7/15/36	376,096	438,003
Series 3225 Class EO 10/15/36 (k)	125,763	114,426
Series 3258 Class PM, 5.5% 12/15/36	173,761	198,379
Series 3415 Class PC, 5% 12/15/37	166,109	184,658
Series 3786 Class HI, 4% 3/15/38 (i)	98,037	902
Series 3806 Class UP, 4.5% 2/15/41	868,945	922,717
Series 3832 Class PE, 5% 3/15/41	1,857,744	2,066,507
Series 4135 Class AB, 1.75% 6/15/42	392,870	402,232
Series 4765 Class PE, 3% 12/15/41	821,105	828,029
sequential payer:
Series 2135 Class JE, 6% 3/15/29	30,078	33,359
Series 2274 Class ZM, 6.5% 1/15/31	42,042	47,489
Series 2281 Class ZB, 6% 3/15/30	83,159	91,767
Series 2303 Class ZV, 6% 4/15/31	39,892	44,596
Series 2357 Class ZB, 6.5% 9/15/31	310,617	358,439
Series 2502 Class ZC, 6% 9/15/32	76,529	87,242
Series 2519 Class ZD, 5.5% 11/15/32	112,740	125,198
Series 2546 Class MJ, 5.5% 3/15/23	20,323	20,984
Series 2601 Class TB, 5.5% 4/15/23	8,577	8,851
Series 2998 Class LY, 5.5% 7/15/25	52,977	56,334
Series 3871 Class KB, 5.5% 6/15/41	2,144,631	2,490,473
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.5271% 2/15/36 (b)(i)(j)	113,047	22,232
Series 2013-4281 Class AI, 4% 12/15/28 (i)	802,897	34,249
Series 2017-4683 Class LM, 3% 5/15/47	3,669,007	3,871,328
Series 2017-4720 Class IO, 4% 9/15/47 (i)	14,812,912	2,098,252
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 6.1271% 8/15/47 (b)(i)(j)	9,848,706	1,421,242
Series 2018-4765 Class IB, 4% 3/15/48 (i)	12,617,157	1,852,677
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.3263% 8/15/24 (b)(j)	137	153
Class SD, 86.400% - 1 month U.S. LIBOR 85.5025% 8/15/24 (b)(j)	214	260
Series 2933 Class ZM, 5.75% 2/15/35	1,669,195	1,904,535
Series 2935 Class ZK, 5.5% 2/15/35	1,474,895	1,644,630
Series 2947 Class XZ, 6% 3/15/35	678,339	780,847
Series 2996 Class ZD, 5.5% 6/15/35	1,195,302	1,377,110
Series 3237 Class C, 5.5% 11/15/36	1,690,636	1,920,370
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5871% 11/15/36 (b)(i)(j)	508,865	118,461
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6771% 3/15/37 (b)(i)(j)	794,342	194,466
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6871% 4/15/37 (b)(i)(j)	1,114,414	254,254
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.5071% 6/15/37 (b)(i)(j)	377,020	78,264
Series 3949 Class MK, 4.5% 10/15/34	318,727	349,177
Series 4055 Class BI, 3.5% 5/15/31 (i)	867,251	45,039
Series 4149 Class IO, 3% 1/15/33 (i)	207,923	22,590
Series 4314 Class AI, 5% 3/15/34 (i)	286,346	17,326
Series 4427 Class LI, 3.5% 2/15/34 (i)	1,776,509	149,457
Series 4471 Class PA 4% 12/15/40	1,792,447	1,914,987
target amortization class Series 2156 Class TC, 6.25% 5/15/29	69,380	75,040
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0009% 2/15/24 (b)(c)	17,810	17,900
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	53,873	59,583
Series 2056 Class Z, 6% 5/15/28	125,564	139,247
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 0.3729% 5/15/48 (b)(c)	2,221,183	2,220,758
Series 4386 Class AZ, 4.5% 11/15/40	3,614,922	3,921,874
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	1,483,476	1,600,240
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.6154% 6/16/37 (b)(i)(j)	219,203	47,614
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.64% 3/20/60 (b)(c)(l)	2,941,866	2,957,821
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.42% 7/20/60 (b)(c)(l)	381,745	382,258
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4073% 9/20/60 (b)(c)(l)	457,129	457,382
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4073% 8/20/60 (b)(c)(l)	460,194	460,436
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.4873% 12/20/60 (b)(c)(l)	1,014,928	1,017,499
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6073% 12/20/60 (b)(c)(l)	1,153,692	1,159,055
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6073% 2/20/61 (b)(c)(l)	1,630,431	1,636,126
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5973% 2/20/61 (b)(c)(l)	2,389,590	2,397,872
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6073% 4/20/61 (b)(c)(l)	1,074,798	1,079,858
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6073% 5/20/61(b)(c)(l)	1,627,399	1,635,174
Class FC, 1 month U.S. LIBOR + 0.500% 0.6073% 5/20/61 (b)(c)(l)	1,249,179	1,255,158
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6373% 6/20/61 (b)(c)(l)	1,474,821	1,482,361
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6573% 9/20/61 (b)(c)(l)	3,740,325	3,762,541
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7073% 10/20/61 (b)(c)(l)	1,631,028	1,642,108
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 0.4934% 8/20/42 (b)(c)	1,030,989	1,038,260
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8073% 11/20/61 (b)(c)(l)	1,567,544	1,581,504
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8073% 1/20/62 (b)(c)(l)	1,042,565	1,051,086
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7373% 1/20/62 (b)(c)(l)	1,476,661	1,487,226
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7373% 3/20/62 (b)(c)(l)	950,066	956,269
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7573% 5/20/61 (b)(c)(l)	21,702	21,916
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.6273% 10/20/62 (b)(c)(l)	39,865	40,053
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.6373% 7/20/60 (b)(c)(l)	18,690	18,705
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.4673% 3/20/63 (b)(c)(l)	50,718	50,810
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7073% 1/20/64 (b)(c)(l)	1,262,744	1,270,143
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7073% 12/20/63 (b)(c)(l)	5,243,078	5,274,516
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6073% 6/20/64 (b)(c)(l)	1,275,738	1,281,643
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.4073% 3/20/65 (b)(c)(l)	34,832	34,847
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3873% 5/20/63 (b)(c)(l)	26,808	26,810
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3073% 4/20/63 (b)(c)(l)	23,620	23,582
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5073% 12/20/62 (b)(c)(l)	63,281	63,506
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3434% 10/20/47 (b)(c)	3,341,418	3,341,706
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.4434% 11/20/48 (b)(c)	6,944,848	6,986,399
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.3934% 5/20/48 (b)(c)	3,332,566	3,338,256
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.3934% 6/20/48 (b)(c)	4,203,152	4,207,158
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.3934% 6/20/48 (b)(c)	4,095,507	4,110,980
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.5934% 10/20/49 (b)(c)	2,997,299	3,020,337
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.5934% 8/20/49 (b)(c)	4,364,567	4,409,915
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.8132% 12/20/40 (b)(j)	2,327,745	2,741,551
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	126,311	9,937
Series 2016-69 Class WA, 3% 2/20/46	1,103,232	1,167,171
Series 2017-134 Class BA, 2.5% 11/20/46	635,532	660,998
Series 2017-153 Class GA, 3% 9/20/47	5,573,582	5,876,810
Series 2017-182 Class KA, 3% 10/20/47	4,639,926	4,894,625
Series 2018-13 Class Q, 3% 4/20/47	6,452,595	6,683,290
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	646,515	719,565
Series 2010-160 Class DY, 4% 12/20/40	4,781,187	5,167,024
Series 2010-170 Class B, 4% 12/20/40	1,072,156	1,158,854
Series 2013-H06 Class HA, 1.65% 1/20/63 (l)	174,406	175,555
Series 2017-139 Class BA, 3% 9/20/47	12,372,910	13,164,204
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.4254% 5/16/34 (b)(i)(j)	129,246	24,101
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.1254% 8/17/34 (b)(i)(j)	128,668	28,593
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.7522% 6/16/37 (b)(j)	6,196	11,055
Series 2010-116 Class QB, 4% 9/16/40	363,559	392,074
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8754% 2/16/40 (b)(i)(j)	877,524	145,300
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.42% 5/20/60 (b)(c)(l)	1,174,670	1,176,192
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 6.0066% 7/20/41 (b)(i)(j)	449,772	86,903
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.6254% 6/16/42 (b)(i)(j)	474,808	98,245
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.5422% 4/20/39 (b)(j)	79,741	82,709
Series 2013-149 Class MA, 2.5% 5/20/40	5,117,597	5,264,412
Series 2014-2 Class BA, 3% 1/20/44	9,203,000	9,723,838
Series 2014-21 Class HA, 3% 2/20/44	3,527,094	3,726,835
Series 2014-25 Class HC, 3% 2/20/44	5,814,597	6,117,222
Series 2014-5 Class A, 3% 1/20/44	5,150,365	5,409,918
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	138,720	141,636
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.55% 5/20/66 (b)(c)(l)	9,363,942	9,305,127
Series 2017-186 Class HK, 3% 11/16/45	4,964,557	5,232,688
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.4% 8/20/66 (b)(c)(l)	9,883,806	9,792,036
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 3.997% 5/20/65 (b)(l)	362,098	375,475

TOTAL U.S. GOVERNMENT AGENCY		260,406,987

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $382,887,669)		379,667,780

Commercial Mortgage Securities - 5.8%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.823% 11/15/30 (a)(b)(c)	25,794,000	26,149,764
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	38,000,000	38,813,994
Class ANM, 3.112% 11/5/32 (a)	17,278,000	17,876,202
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	3,878,000	3,858,189
Class CNM, 3.8425% 11/5/32 (a)(b)	1,604,000	1,527,141
BANK sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52	2,858,000	3,056,183
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (a)(i)	595,905	26,764
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(i)(m)	12,468,622	1
Benchmark Mortgage Trust:
sequential payer Series 2018-B4 Class A5, 4.121% 7/15/51	3,240,000	3,714,917
Series 2019-B14 Class XA, 0.9113% 12/15/62 (b)(i)	109,354,234	5,122,152
Series 2020-B17 Class XA, 1.5412% 3/15/53 (b)(i)	109,906,947	9,534,746
Series 2020-B18 Class XA, 1.9187% 7/15/53 (b)(i)	51,242,109	5,786,351
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.123% 11/15/28 (a)(b)(c)	15,266,000	15,457,932
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA Class A, 1 month U.S. LIBOR + 0.670% 0.7441% 3/15/37 (a)(b)(c)	19,524,000	19,549,323
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.073% 12/15/36 (a)(b)(c)	15,386,122	15,386,119
Class C, 1 month U.S. LIBOR + 1.120% 1.193% 12/15/36 (a)(b)(c)	12,275,707	12,275,705
Class D, 1 month U.S. LIBOR + 1.250% 1.323% 12/15/36 (a)(b)(c)	19,173,938	19,173,933
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7253% 5/15/38 (a)(b)(c)	31,100,000	31,090,667
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.949% 11/15/32 (a)(b)(c)	6,805,000	6,811,108
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.873% 12/15/36 (a)(b)(c)	49,167,852	49,229,469
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.073% 11/15/32 (a)(b)(c)	21,945,103	22,013,852
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.1606% 9/15/37 (a)(b)(c)	9,668,813	9,560,426
Class B, 1 month U.S. LIBOR + 1.320% 1.398% 9/15/37 (a)(b)(c)	10,996,701	10,694,078
Class D, 1 month U.S. LIBOR + 2.620% 2.698% 9/15/37 (a)(b)(c)	8,421,278	6,828,487
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.873% 11/15/35 (a)(b)(c)	9,692,200	9,695,249
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.373% 4/15/34 (a)(b)(c)	15,742,000	15,732,530
Class C, 1 month U.S. LIBOR + 1.600% 1.673% 4/15/34 (a)(b)(c)	10,407,000	10,374,627
Class D, 1 month U.S. LIBOR + 1.900% 1.973% 4/15/34 (a)(b)(c)	10,925,000	10,863,592
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.153% 10/15/36 (a)(b)(c)	12,699,971	12,720,657
Class C, 1 month U.S. LIBOR + 1.250% 1.323% 10/15/36 (a)(b)(c)	15,966,170	15,981,721
Class D, 1 month U.S. LIBOR + 1.450% 1.523% 10/15/36 (a)(b)(c)	22,615,346	22,637,296
Class E, 1 month U.S. LIBOR + 1.800% 1.873% 10/15/36 (a)(b)(c)	31,775,729	31,806,380
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.673% 12/15/36 (a)(b)(c)	15,575,368	15,575,360
floater sequential payer Series 2021-SOAR Class A, 0.77% 6/15/38 (a)	29,500,000	29,526,547
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.073% 4/15/34 (a)(b)(c)	29,901,000	29,900,994
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 0.993% 10/15/36 (a)(b)(c)	2,896,850	2,900,634
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (a)	68,583,572	69,714,995
Class A2, 1.99% 7/15/60 (a)	27,039,333	27,466,427
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	49,713,000	50,068,751
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0229% 11/15/36 (a)(b)(c)	12,876,000	12,880,046
Class B, 1 month U.S. LIBOR + 1.250% 1.3229% 11/15/36 (a)(b)(c)	6,900,000	6,899,998
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.193% 6/15/34 (a)(b)(c)	41,992,492	42,018,847
Class B, 1 month U.S. LIBOR + 1.500% 1.573% 6/15/34 (a)(b)(c)	7,406,936	7,388,339
Class C, 1 month U.S. LIBOR + 1.750% 1.823% 6/15/34 (a)(b)(c)	8,366,929	8,303,885
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.1857% 8/10/56 (b)(i)	52,115,422	3,446,622
COMM Mortgage Trust:
sequential payer:
Series 2012=CR5 Class AM, 3.223% 12/10/45 (a)	2,000,000	2,058,376
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,493,000	5,933,100
Series 2012-CR1 Class AM, 3.912% 5/15/45	3,250,000	3,315,414
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.053% 5/15/36 (a)(b)(c)	44,040,000	44,157,715
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	8,654,000	8,937,620
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	18,322,000	19,071,080
Class B, 4.5349% 4/15/36 (a)	5,603,000	5,647,085
Class C, 4.9414% 4/15/36 (a)(b)	3,781,000	3,735,343
Class D, 4.9414% 4/15/36 (a)(b)	7,560,000	6,855,063
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.08% 7/15/38 (a)(b)(c)	16,652,000	16,698,804
Class B, 1 month U.S. LIBOR + 1.380% 1.38% 7/15/38 (a)(b)(c)	9,484,000	9,516,585
Class C, 1 month U.S. LIBOR + 1.700% 3.7% 7/15/38 (a)(b)(c)	6,992,000	7,020,391
Class D, 1 month U.S. LIBOR + 2.250% 2.25% 7/15/38 (a)(b)(c)	10,464,000	10,539,180
Freddie Mac floater:
Series 2021-F104 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.26% 1/25/31 (b)(c)	25,000,000	25,022,325
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.26% 2/25/31 (b)(c)	37,000,000	37,033,300
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2593% 3/25/31 (b)(c)	31,400,000	31,421,867
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2593% 3/25/31 (b)(c)	29,400,000	29,420,521
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2593% 3/25/31 (b)(c)	25,999,631	26,017,745
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2493% 4/25/31 (b)(c)	58,700,000	58,867,213
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.24% 5/25/28 (b)(c)	39,287,000	39,390,309
Series 2021-F114 Class A/S, 0.23% 5/25/31 (b)	73,132,000	73,153,625
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.193% 8/15/37 (a)(b)(c)	19,400,000	19,418,261
Class B, 1 month U.S. LIBOR + 1.350% 1.423% 8/15/37 (a)(b)(c)	4,000,000	4,003,602
Class C, 1 month U.S. LIBOR + 1.600% 1.673% 8/15/37 (a)(b)(c)	2,100,000	2,105,885
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.523% 9/15/31 (a)(b)(c)	14,400,000	14,159,854
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	7,022,637	7,019,662
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	14,957,000	15,337,735
Series 2013-GC16 Class A/S, 4.649% 11/10/46	3,955,000	4,252,995
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	6,681,000	7,044,546
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	1,558,000	1,592,654
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.073% 9/15/29 (a)(b)(c)	14,308,000	14,326,317
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (a)	14,000,000	14,347,287
Series 2012-CBX Class A/S, 4.2707% 6/15/45	3,100,000	3,183,242
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	3,450,000	3,629,875
Class DFX, 5.3503% 7/5/33 (a)	5,907,000	6,213,968
Class EFX, 5.5422% 7/5/33 (a)	7,262,000	7,494,741
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.773% 3/15/38 (a)(b)(c)	30,911,000	30,948,174
Class B, 1 month U.S. LIBOR + 0.880% 0.953% 3/15/38 (a)(b)(c)	7,459,000	7,467,966
Class C, 1 month U.S. LIBOR + 1.100% 1.173% 3/15/38 (a)(b)(c)	4,693,000	4,701,947
Class D, 1 month U.S. LIBOR + 1.400% 1.473% 3/15/38 (a)(b)(c)	6,528,000	6,552,887
Class E, 1 month U.S. LIBOR + 1.750% 1.823% 3/15/38 (a)(b)(c)	5,703,000	5,720,741
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.223% 8/15/37 (a)(b)(c)	8,311,000	8,339,664
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 0.8738% 4/15/38 (a)(b)(c)	33,700,000	33,721,103
Morgan Stanley BAML Trust:
sequential payer:
Series 2016-C28 Class A3, 3.272% 1/15/49	32,153,883	34,092,965
Series 2017-C33 Class A4, 3.337% 5/15/50	36,600,000	39,722,954
Series 2012-C5 Class A/S, 3.792% 8/15/45	12,500,000	12,851,828
Series 2012-C6 Class A/S, 3.476% 11/15/45	11,700,000	12,044,466
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.323% 8/15/33 (a)(b)(c)	744,734	743,158
Class C, 1 month U.S. LIBOR + 1.500% 1.573% 8/15/33 (a)(b)(c)	1,792,949	1,783,505
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	42,970,000	45,118,070
Series 2011-C3 Class AJ, 5.4752% 7/15/49 (a)(b)	1,029,648	1,029,173
Series 2018-H4 Class A4, 4.31% 12/15/51	11,843,000	13,653,572
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(b)	5,415,000	5,567,421
Class C, 3.283% 11/10/36 (a)(b)	5,196,000	5,266,963
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5434% 12/15/37 (a)(b)(c)	16,302,407	16,302,401
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	558,190	637,587
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.173% 3/15/36 (a)(b)(c)	15,066,327	15,028,237
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 0.873% 4/15/36 (a)(b)(c)	12,400,000	12,403,605
UBS Commercial Mortgage Trust Series 2012-C1 Class A/S, 4.171% 5/10/45	18,857,000	19,192,519
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	29,470,000	29,568,559
Series 2020-LAB:
Class B, 2.453% 10/10/42 (a)	1,400,000	1,419,118
Class X, 0.5162% 10/10/42 (a)(b)(i)	40,100,000	1,413,172
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.273% 5/15/31 (a)(b)(c)	19,889,000	19,938,846
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	16,246,000	17,379,557
Series 2016-LC24 Class A3, 2.684% 10/15/49	19,800,000	20,824,502
Series 2018-C46 Class XA, 1.1028% 8/15/51 (b)(i)	55,142,859	2,479,328
Series 2018-C48 Class A5, 4.302% 1/15/52	13,797,000	16,040,202
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	27,181,000	28,814,649
Series 2012-C8 Class A/S, 3.66% 8/15/45	11,619,000	11,910,061
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,826,281,288)		1,840,063,185

Municipal Securities - 0.9%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	2,420,000	3,896,538
7.55% 4/1/39	28,540,000	48,660,669
Series 2010, 7.625% 3/1/40	1,640,000	2,762,652
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	615,000	626,534
Series 2010 C1, 7.781% 1/1/35	7,020,000	9,769,176
Series 2012 B, 5.432% 1/1/42	6,950,000	8,312,859
Series 2008 E, 6.05% 1/1/29	395,000	433,727
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	11,637,818	12,438,252
5.1% 6/1/33	20,175,000	23,722,620
Series 2010-1, 6.63% 2/1/35	45,930,000	57,363,736
Series 2010-3:
6.725% 4/1/35	39,580,000	49,849,648
7.35% 7/1/35	18,315,000	23,660,022
Series 2010-5, 6.2% 7/1/21	2,017,000	2,017,000
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,466,000	42,103,282
TOTAL MUNICIPAL SECURITIES
(Cost $258,377,047)		285,616,715

Foreign Government and Government Agency Obligations - 0.1%
State of Qatar:	$	$
3.4% 4/16/25 (a)	11,185,000	12,176,271
3.75% 4/16/30 (a)	14,185,000	16,107,068
4.4% 4/16/50 (a)	13,195,000	16,064,913
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $38,513,958)		44,348,252

Bank Notes - 0.4%
Discover Bank:
3.2% 8/9/21	$33,031,000	$33,052,359
3.35% 2/6/23	5,980,000	6,229,699
4.682% 8/9/28 (b)	23,162,000	24,601,518
KeyBank NA 6.95% 2/1/28	850,000	1,082,156
Regions Bank 6.45% 6/26/37	30,566,000	43,173,439
TOTAL BANK NOTES
(Cost $98,609,510)		108,139,171
	Shares	Value

Money Market Funds - 9.8%
Fidelity Cash Central Fund 0.06% (n)	2,761,812,524	$2,762,364,887
Fidelity Securities Lending Cash Central Fund 0.06% (n)(o)	355,520,363	355,555,915
TOTAL MONEY MARKET FUNDS
(Cost $3,117,916,579)		3,117,920,802
TOTAL INVESTMENT IN SECURITIES - 112.5%
(Cost $34,451,933,283)		35,718,160,484
NET OTHER ASSETS (LIABILITIES) - (12.5)%		(3,962,501,770)
NET ASSETS - 100%		$31,755,658,714

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 7/1/51	$(21,900,000)	$(22,311,181)
2% 7/1/51	(40,500,000)	(41,260,404)
2% 7/1/51	(36,650,000)	(37,338,118)
2% 7/1/51	(48,700,000)	(49,614,362)
2% 7/1/51	(17,400,000)	(17,726,692)
2% 7/1/51	(66,850,000)	(68,105,135)
2% 7/1/51	(67,100,000)	(68,359,829)
2.5% 7/1/51	(38,700,000)	(40,050,789)
2.5% 7/1/51	(22,750,000)	(23,544,068)
3% 7/1/51	(30,550,000)	(31,870,478)
3% 7/1/51	(13,100,000)	(13,666,228)
3% 7/1/51	(22,250,000)	(23,211,723)
3% 7/1/51	(13,350,000)	(13,927,034)
3.5% 7/1/51	(21,100,000)	(22,162,248)
3.5% 7/1/51	(2,600,000)	(2,730,893)
3.5% 7/1/51	(4,350,000)	(4,568,994)
3.5% 7/1/51	(8,150,000)	(8,560,300)
3.5% 7/1/51	(13,550,000)	(14,232,154)
3.5% 7/1/51	(16,500,000)	(17,330,668)

TOTAL GINNIE MAE		(520,571,298)

Uniform Mortgage Backed Securities
1.5% 7/1/36	(18,900,000)	(19,117,630)
1.5% 7/1/36	(28,200,000)	(28,524,717)
2% 7/1/51	(81,200,000)	(82,044,918)
2% 7/1/51	(81,400,000)	(82,247,000)
2% 7/1/51	(59,900,000)	(60,523,283)
2% 7/1/51	(97,350,000)	(98,362,966)
2% 7/1/51	(99,550,000)	(100,585,858)
2.5% 7/1/51	(11,450,000)	(11,842,698)
2.5% 7/1/51	(15,900,000)	(16,445,319)
2.5% 7/1/51	(64,350,000)	(66,556,999)
2.5% 7/1/51	(76,350,000)	(78,968,561)
2.5% 7/1/51	(80,250,000)	(83,002,318)
2.5% 7/1/51	(73,175,000)	(75,684,668)
2.5% 7/1/51	(11,450,000)	(11,842,698)
3% 7/1/51	(47,200,000)	(49,206,009)
3% 7/1/51	(32,000,000)	(33,360,006)
3.5% 7/1/51	(20,250,000)	(21,313,115)
3.5% 7/1/51	(27,950,000)	(29,417,361)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(949,046,124)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,467,153,529)		$(1,469,617,422)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.5175% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2026	4/1/26	80,000,000	$(1,566,213)
Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.5175% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2026	4/1/26	80,000,000	(3,718,611)
TOTAL WRITTEN SWAPTIONS			$(5,284,824)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	595	Sept. 2021	$78,837,500	$283,816	$283,816
CBOT 5-Year U.S. Treasury Note Contracts (United States)	276	Sept. 2021	34,066,594	(52,178)	(52,178)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	297	Sept. 2021	47,742,750	1,509,523	1,509,523

TOTAL PURCHASED					1,741,161

Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	3,336	Sept. 2021	734,988,563	1,017,653	1,017,653
TOTAL FUTURES CONTRACTS					$2,758,814

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 2.3%

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec. 2072	Goldman Sachs & Co. LLC	0.5%	Monthly	$2,350,000	$15,218	$(11,553)	$3,665

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2023	$207,879,000	$(72,746)	$0	$(72,746)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2026	56,850,000	113,909	0	113,909
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2028	10,650,000	75,166	0	75,166
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2031	25,678,000	525,577	0	525,577
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2051	3,310,000	214,289	0	214,289

TOTAL INTEREST RATE SWAPS							$856,195	$0	$856,195

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,182,124,343 or 16.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,981,525.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $5,490,446.

 (g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $743,659.

 (h) Security or a portion of the security is on loan at period end.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Level 3 security

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,496,071
Fidelity Securities Lending Cash Central Fund	566,211
Total	$2,062,282

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,600,042,586	$10,295,273,686	$9,132,955,118	$3,733	$--	$2,762,364,887	4.5%
Fidelity Securities Lending Cash Central Fund 0.06%	873,241,530	7,924,585,926	8,442,271,541	--	--	355,555,915	1.0%
Total	$2,473,284,116	$18,219,859,612	$17,575,226,659	$3,733	$--	$3,117,920,802

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.